Information on staff and remuneration - Remuneration to the Executive Management (Details) kr in Thousands	12 Months Ended
	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)
Disclosure of transactions between related parties
Base salary	kr 20,055	kr 17,024	kr 15,454
Bonus	8,863	8,463	13,885
Pension contribution	2,165	1,932	1,755
Other short term benefits	1,141	1,282	1,296
Share based compensation expenses	29,416	9,945	6,867
Severance payment	2,772	0	0
Total	kr 64,412	kr 38,646	kr 39,257
Other Corporate Management, members	3	3	3
Executive management
Disclosure of transactions between related parties
Base salary	kr 11,033	kr 10,638	kr 8,895
Bonus	5,434	5,724	11,305
Pension contribution	1,668	1,619	1,366
Other short term benefits	577	996	1,250
Share based compensation expenses	21,097	6,522	4,895
Severance payment	0	0	0
Total	39,810	25,499	27,711
EVP, R&D and CMO
Disclosure of transactions between related parties
Base salary	3,056	2,967	2,807
Bonus	1,193	1,266	1,032
Pension contribution	611	593	505
Other short term benefits	286	282	269
Share based compensation expenses	4,829	2,281	2,304
Severance payment	0	0	0
Total	9,975	7,389	6,917
Former CFO (resigned 2/28/2019)
Disclosure of transactions between related parties
Base salary			1,745
Bonus			419
Pension contribution			175
Other short term benefits			60
Share based compensation expenses			0
Severance payment			0
Total			2,399
Former CFO (resigned 3/28/2019)
Disclosure of transactions between related parties
Base salary			655
Bonus			248
Pension contribution			66
Other short term benefits			61
Share based compensation expenses			1,677
Severance payment			0
Total			2,707
Chief Executive Officer
Disclosure of transactions between related parties
Base salary	5,099	4,950	3,100
Bonus	3,059	3,267	9,072
Pension contribution	1,020	990	620
Other short term benefits	243	699	855
Share based compensation expenses	12,182	2,534	832
Severance payment	0	0	0
Total	21,603	12,440	14,479
Chief Financial Officer
Disclosure of transactions between related parties
Base salary	2,878	2,721	588
Bonus	1,182	1,191	534
Pension contribution	37	36	0
Other short term benefits	48	15	5
Share based compensation expenses	4,086	1,707	82
Severance payment	0	0	0
Total	8,232	5,670	1,209
Other Corporate Management
Disclosure of transactions between related parties
Base salary	9,022	6,386	6,559
Bonus	3,429	2,739	2,580
Pension contribution	497	313	389
Other short term benefits	564	286	46
Share based compensation expenses	8,319	3,423	1,972
Severance payment	2,772	0	0
Total	kr 24,602	kr 13,147	kr 11,546